REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 10,885	$ 8,629
Israel
Property, Plant and Equipment [Line Items]
Total property and equipment, net	8,829	7,244
United States
Property, Plant and Equipment [Line Items]
Total property and equipment, net	1,778	1,283
Rest of world
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 278	$ 102